COMMITMENTS (Details - PRINCIPAL PAYMENT)	Jun. 30, 2023 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2024	$ 513,259
2025	513,259
2026	513,259
2027	513,259
2028	513,259
Thereafter	164,657
Total long term debt	$ 2,730,952